Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2015
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment

Property, plant and equipment consisted of the following:

December 31, 2015	Gross Cost	Accumulated Depreciation	Net Cost
Land	75	—	75
Buildings	806	(399)	407
Facilities & leasehold improvements	2,746	(2,482)	264
Machinery and equipment	12,885	(11,408)	1,477
Computer and R&D equipment	377	(339)	38
Other tangible assets	104	(99)	5
Construction in progress	55	—	55

Total	17,048	(14,727)	2,321

December 31, 2014	Gross Cost	Accumulated Depreciation	Net Cost
Land	80	—	80
Buildings	886	(411)	475
Facilities & leasehold improvements	2,946	(2,629)	317
Machinery and equipment	13,491	(11,822)	1,669
Computer and R&D equipment	410	(371)	39
Other tangible assets	118	(109)	9
Construction in progress	58	—	58

Total	17,989	(15,342)	2,647